AARP Mutual Funds

    Supplement to Statement of Additional Information dated February 1, 1998


The following chart replaces the chart contained in the section entitled REMUNERATION -- Compensation of Officers and Trustees:

                                                                                                   All Scudder Funds+
                                                                                                   ------------------
                            AARP Cash   AARP Income   AARP Tax       AARP
                           Investment    Income      Free Income    Growth       Paid by the      Paid by
Name                          Fund+-     Trust@-       Trust#       Trust##-     Adviser (1)     the Funds    Paid by the Adviser(1)
----                          ------     -------       ------       --------     -----------     ---------    ----------------------

Carole L. Anderson           $2,828       $9,541        $4,746        $19,436       $8,700          $36,550       $8,700 (15 funds)

Adelaide Attard              $2,828       $9,541        $4,746        $19,436       $8,700          $36,550       $8,700 (15 funds)

Robert N. Butler             $2,245       $7,572        $3,756        $15,028       $5,250          $28,600       $5,250 (15 funds)

Edgar R. Fiedler             $2,644       $8,907        $4,426        $18,173       $8,700       $276,975**      $11,850 (34 funds)

Eugene P. Forrester          $3,014      $10,176        $5,066        $20,696       $8,700          $38,950       $8,700 (15 funds)

George L. Maddox, Jr.        $3,135      $10,109        $5,066        $20,640       $8,700          $38,950       $8,700 (15 funds)

Robert J. Myers              $2,884       $9,876        $4,906        $20,086       $8,700          $37,750       $8,700 (15 funds)

James H. Schulz              $2,828       $9,541        $4,746        $19,435       $5,250          $36,550       $5,250 (15 funds)

Gordon Shillinglaw           $3,014      $10,175        $5,066        $20,696       $8,700         $143,371      $26,250 (28 funds)

Jean Gleason Stromberg         $534       $1,836          $928         $4,183           $0           $7,479           $0 (13 funds)

(1)    Meetings associated with the Adviser's alliance with Zurich Insurance Company.  See "Investment Adviser" for additional information.

+     AARP Cash Investment Fund consists of one Fund:  AARP High Quality Money Fund.

@     AARP Income Trust consists of three Funds: AARP High Quality Short Term Bond Fund, AARP GNMA and U.S. Treasury Fund, and AARP
      Bond Fund for Income.*

#     AARP Tax Free Income Trust consists of two Funds:  AARP High Quality Tax Free Money Fund and AARP Insured Tax Free General
      Bond Fund.

##    AARP Growth Trust  consists of seven Funds:  AARP Balanced  Stock and Bond Fund,  AARP U.S.  Stock Index Fund,* AARP Growth
      and Income Fund,  AARP Global Growth Fund,* AARP Capital Growth Fund, AARP International Growth and Income Fund,* and AARP
      Small Company Stock Fund.*

+     AARP Diversified  Income With Growth Portfolio and AARP Diversified  Growth Portfolio,  series of AARP Managed  Investment
      Portfolios  Trust, commenced operations on February 1, 1997.

*     AARP Global Growth Fund commenced  operations on February 1, 1996. AARP Bond Fund for Income,  AARP U.S. Stock Index Fund,
      AARP International  Growth and Income Fund, and AARP Small Company Stock Fund commenced operations on February 1, 1997.

**    This amount includes  $202,580 paid by the liquidation of Scudder  Institutional  Fund, Inc.,  $21,189 incurred in deferred compensation by Scudder Fund Inc., and $53,205 paid by the remaining Scudder Funds as compensation for serving on the Boards of those Funds.

-     Amounts  include  pro rata share of  Trustee's  fees of AARP  Managed  Investment  Portfolios Trust paid by each of the Trusts pursuant  to the Service Agreement.  See discussion of the Service Agreement under "Management of the Funds" for further information.
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October 22, 1998